UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders

The Finance Company of Pennsylvania

Founded 1871

SEMI-ANNUAL REPORT

June 30, 2016

(Unaudited)

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III	Jonathan D. Scott

Herbert S. Riband, Jr	Peter Bedell

Charles E. Mather IV	Henry F. Reichner

Brendan H. O’Malley

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary

Robert A. McLaughlin, Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

William S. McNish, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

August 24, 2016

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 20, 2016, Brendan H. O’Malley was elected Director for a two-year term. Herbert S. Riband, Jr., Peter Bedell and Charles E. Mather IV were each elected Directors for a three year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 -6/30/16
Actual Return	$1,000.00	$1,039.56	$9.97
Hypothetical 5% Return	$1,000.00	$1,015.22	$9.86

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.97%, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2016

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	86.73%
Bonds	11.77%
Short Term Investments	1.55%
Liabilities in excess of other assets	(0.05)%

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Financials	24.74%
Energy	16.36%
Industrials	9.43%
International	9.35%
Healthcare	8.29%
Consumer Discretionary	7.00%
Consumer Staples	5.91%
Materials	3.51%
Information Technology	1.61%
Telecommunication Services	0.53%

86.73%

Top 10 Stock Holdings (% of Company’s Net Assets)

Exxon Mobil Corporation	15.84%
PNC Financial Services Group Inc.	12.44%
Harbor International Funds	3.32%
Dreyfus International Stock I	2.50%
Johnson and Johnson	2.23%
Berkshire Hathaway B	2.22%
Coca Cola Company	1.91%
Marsh & McLennan Companies Inc.	1.90%
Dow Chemical Company	1.71%
Laboratory Corp. of America	1.65%

Total	45.72%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

(Unaudited)

ASSETS
Investments at fair value (Note 2):
Short Term Investments (identified cost $809,041)	$809,041
Bonds (identified cost $5,877,256)	6,150,742
Common Stocks & Mutual Funds (identified cost $23,147,751)	45,308,476

Total Investments	52,268,259
Cash	41,889
Accrued interest and dividends receivable	102,568
Prepaid expenses	17,161
Other assets	4,866

Total	$52,434,743

LIABILITIES
Accrued expenses and taxes (Note 1)	48,440
Advisory fees payable (Note 9)	15,199
Payroll taxes payable	1,587
Dividends payable	7,804
Covered call options written at fair value (premiums received $69,434)	118,485

Total	191,515

NET ASSETS	$52,243,228

COMPONENTS OF NET ASSETS
Paid in Capital	$10,297,317
Accumulated Net Realized Gain on Investments and Written Options	19,567,383
Net Unrealized Appreciation on Investments and Written Options	22,378,528

Net assets equivalent to $1,308.34, per share on shares of 39,931, $10 par value capital stock outstanding at June 30, 2016 (authorized 232,000 shares)	$52,243,228

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2016

SHORT TERM SECURITIES — 1.55%

Number of Shares		Identified Cost	Fair Value (Note 1)
809,041	Invesco Short Term Investment Trust — Treasury 0.18%†	$809,041	$809,041
BONDS — 11.77%
Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.86%
4,455	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	$4,932	$4,460
113,771	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	115,375	118,064
101,275	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	106,286	107,583
113,083	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	120,821	119,909
56,106	Government National Mortgage Association II 5.5% due 1/20/2036	65,490	62,565
20,567	Government National Mortgage Association 5% due 5/15/2039	24,168	23,098
12,338	Government National Mortgage Association 6% due 4/15/2036	16,899	14,346

		453,971	450,025

	MUNICIPAL & CORPORATE BONDS — 10.91%
40,000	Aetna Inc. 3.2% due 6/15/2026	39,849	41,153
80,000	Alameda Corridor CA 6.5% due 10/01/2019	85,428	86,875
68,597	Alt Bldg Concepts 4.16% due 12/20/2032	69,178	68,784
75,000	American International Group 3.90% due 4/1/2026	75,378	77,290
120,000	Apple Inc. 2.5% due 2/09/2025	119,447	121,885
155,000	Automatic Data Processing 3.375% due 9/15/2025	154,842	168,550
140,000	Bank of America Corp. 3.5% due 4/19/2026	139,760	144,675
80,000	Berkshire Hathaway 2.75% due 3/15/2023	79,793	82,658
155,000	Biogen Inc. 2.9% due 9/15/2020	154,715	161,535

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2016

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
200,000	California St Build America 6.65% due 3/1/2022	$232,541	$247,000
145,000	California Statewide 4.375% due 1/1/2023	145,000	156,616
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	105,684
25,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	26,957	28,790
90,000	Ensco Plc 4.5% due 10/01/2024	87,234	60,300
75,000	Evergreen Park IL 5% due 12/01/2030	174,115	184,399
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	121,728	130,696
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	199,821	212,238
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	196,752	222,464
35,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	35,449	36,464
190,000	Honolulu City Cnty HI 3.368% due 7/1/2025	190,000	203,144
130,000	Illinois St Build 7.35% due 7/1/2035	144,195	145,523
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	104,454
55,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	57,066	59,375
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	206,596
160,000	Macon Bibb Cnty GA 6% due 8/01/2024	169,628	164,391
80,000	Maryland ST Health 5.0% due 7/01/2027	92,486	98,741
50,000	Massachusetts St. Housing 5.962% due 6/1/2017	50,000	51,294
100,000	Microsoft Corp. 2.65% due 11/03/2022	99,971	104,514
55,000	Montana State Board of Housing 5% due 12/1/2027	56,833	58,331
50,000	Montefiore Medical 2.895% due 4/20/2032	50,000	51,744
50,000	New Jersey State Health Care Facs 4.75% due 7/1/2025	53,551	61,768
100,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	102,433	109,818

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2016

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	$256,689	$266,652
130,000	New York City NY 2.86% due 2/1/2027	130,000	134,204
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	150,000	160,742
125,000	New York St Transprtn Dev Corp 3.673% due 7/1/2030	125,000	128,013
200,000	Ohio St Water Dev Authority 4.879% due 12/1/2034	200,000	241,280
60,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	62,147	62,470
75,000	Philadelphia PA Authority for Indl Dev 3.964% due 4/15/2026	76,529	77,377
170,000	Philips 66 4.3% due 4/1/2022	178,405	185,672
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	169,686
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	105,234	118,724
30,000	Tobacco Settlement 6.375% due 5/15/2030	42,642	43,813
150,000	University North Carolina 2.535% due 12/1/2022	150,000	156,606
110,000	Victor Valley CA Cmty Col Dist 2.878% due 2/1/2027	110,000	111,429
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	82,489	86,300

		5,423,285	5,700,717

	Total Bonds	$5,877,256	$6,150,742

COMMON STOCKS & MUTUAL FUNDS — 86.73%
Number of Shares		Identified Cost	Fair Value (Note 1)
	ENERGY — 16.36%
7,500	Devon Energy Corporation [1]	$378,650	$271,875
88,297	Exxon Mobil Corporation	116,533	8,276,961

	Total	495,183	8,548,836

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2016

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	FINANCIALS — 24.74%
5,200	American Express Company	$192,972	$315,952
8,000	Berkshire Hathaway B*	352,582	1,158,320
4,300	Chubb Limited	532,235	562,053
17,900	Fidelity National Financial Inc.	672,852	671,250
9,800	JP Morgan Chase & Co.	622,218	608,972
14,500	Marsh & McLennan Companies Inc.[2]	192,817	992,670
79,839	PNC Financial Services Group Inc.	48,249	6,498,096
20,100	Progressive Corporation	664,560	673,350
6,200	Renaissance RE Holdings LTD	654,842	728,128
13,300	State Street Corporation	158,669	717,136

	Total	4,091,996	12,925,927

	INFORMATION TECHNOLOGY — 1.61%
2,500	Int’l Business Machines Corp.	59,809	379,450
1,800	Qualcomm Incorporated	100,720	96,426
18,900	Western Union Company	413,339	362,502

	Total	573,868	838,378

	CONSUMER DISCRETIONARY — 7.00%
6,500	Brinker International Inc.	313,513	295,945
9,200	Carnival Corporation	361,644	406,640
24,600	Gildan Activewear Inc.	829,252	721,518
6,900	Kohl’s Corporation	331,428	261,648
9,400	Omnicom Group Inc	731,719	766,006
19,500	Twenty First Century Fox Inc.	587,322	527,475
29,600	Winnebago Industries Inc.	709,494	678,432

	Total	3,864,372	3,657,664

	CONSUMER STAPLES — 5.91%
22,000	Coca Cola Company	9,597	997,260
4,000	Colgate Palmolive Company	110,116	292,800
4,000	Diageo PLC Sponsored ADR	459,142	451,520

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2016

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
5,300	Procter & Gamble Company	$471,469	$448,751
8,200	Unilever PLC SPSD ADR	368,881	392,862
6,900	WalMart Stores Inc.[3]	340,802	503,838

	Total	1,760,007	3,087,031

	INDUSTRIALS — 9.43%
2,500	3M Company	411,214	437,800
17,000	AerCap Hodings N.V. *	686,609	571,030
10,650	Donaldson Company Inc.	388,466	365,934
10,600	Eaton Corporation Plc	721,211	633,138
7,500	Emerson Electric Company	57,084	391,200
11,100	General Electric Company[4]	206,204	349,428
3,700	Graco Inc.	300,113	292,263
5,600	Parker Hannifin Corp.	680,576	605,080
2,900	Rockwell Collins, Inc.	251,274	246,906
5,800	United Parcel Service Class B	485,065	624,776
1,800	W.W. Grainger Inc.	413,290	409,050

	Total	4,601,106	4,926,605

	MATERIALS — 3.51%
13,200	Crown Holdings Inc.*	734,575	668,844
18,000	Dow Chemical Company	116,338	894,780
3,500	Reliance Steel & Aluminum Co.	265,222	269,150

	Total	1,116,135	1,832,774

	HEALTHCARE — 8.29%
14,550	Abbott Laboratories	619,897	571,960
3,000	Becton Dickinson & Company	150,900	508,770
7,800	Cardinal Health Inc.	675,748	608,478
9,600	Johnson & Johnson	52,842	1,164,480
6,600	Laboratory Corp. of America *	834,918	859,782
10,700	Merck & Co. Inc.	114,053	616,427

	Total	2,448,358	4,329,897

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2016

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number of Shares		Identified Cost	Fair Value (Note 1)
	TELECOMMUNICATION SERVICES — 0.53%
5,000	Verizon Communications Inc	37,808	279,200

	INTERNATIONAL — 9.35%
32,977	Brown Advisory Emg Mkts Inv. *	278,000	287,234
87,258	Dreyfus International Stock I	1,204,159	1,303,633
29,481	Harbor International Funds	1,100,000	1,732,012
15,139	Longleaf International I	182,000	186,967
30,707	Oakmark International Fund I	601,865	587,126
25,929	Seafarer Overseas Growth and Income	300,000	298,185
30,661	Touchstone Sands Cptl Emerg Mkts *	310,894	297,107
15,036	WCM Focused International Growth Instl.	182,000	189,900

	Total	4,158,918	4,882,164

	Total Common Stocks & Mutual Funds	23,147,751	45,308,476

	Total Investments — 100.05%	$29,834,048	$52,268,259

	Liabilities in excess of other assets — (0.05%)		(25,031)

	NET ASSETS — 100%		$52,243,228

*	Non-income producing.
†	- Variable rate security, rate disclosed is as of 6/30/16
ADR	- American depository receipt
[1]	- 4,500 shares are pledged as collateral for call options written
[2]	- 6,000 shares are pledged as collateral for call options written
[3]	- 6,900 shares are pledged as collateral for call options written
[4]	- 6,500 shares are pledged as collateral for call options written

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016

(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	$513,130
Interest	113,315

Total	626,445
Expenses:
Compensation	143,500
Compliance fees	28,198
Custodian	3,430
Directors’ fees (Note 8)	64,350
Insurance	32,383
Investment advisory fees (Note 8)	70,648
Printing and postage	14,170
Professional fees	102,641
Other office and administrative	43,589

Total	502,909

Net investment income	123,536

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	530,378
In-kind transfers (Note 5)	431,594
Written options	—

Net realized gain	961,972

Net change in unrealized appreciation / depreciation on:
Investments	965,916
Written options	(38,899)

Net change in unrealized appreciation / depreciation	927,017

Net realized and unrealized gain on investments	1,888,989
Capital gains tax payable on behalf of shareholders (Note 1)	(3,304)

Net increase in net assets resulting from operations	$2,009,221

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2016 and

the Year Ended December 31, 2015

(Unaudited)

	2016	2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$123,536	$441,462
Net realized gain on investments	961,972	5,985,292
Change in net unrealized appreciation / depreciation on investments	927,017	(8,418,076)
Capital gains tax payable on behalf of shareholders (Note 1)	(3,304)	(346,404)

Net increase/(decrease) in net assets resulting from operations	2,009,221	(2,337,726)
Undistributed investment income included in price of shares redeemed	(4,132)	(57,434)
Realized gain from security transactions Included in price of shares redeemed	(2,332)	(145,566)
Dividends to shareholders from net investment income	(119,404)	(384,028)
Dividends to shareholders from short-term capital gains	(160,425)	(1,142,592)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(432,923)	(3,616,959)

Total increase (decrease) in net assets	1,290,005	(7,684,305)
Net Assets:
Beginning of year	50,953,223	58,637,528

End of year	$52,243,228	$50,953,223

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 339 shares of capital stock redeemed during the six months ended June 30, 2016.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost which approximates fair value. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue

NOTES TO FINANCIAL STATEMENTS — Continued

Code. As such, the Company is paying the applicable federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

NOTES TO FINANCIAL STATEMENTS — Continued

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2.	FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820-10, fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the inputs used as of June 30, 2016 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$40,426,312	$—	$—	$40,426,312
U.S. government and agency obligations	—	450,025	—	450,025
Municipal and corporate bonds	—	5,700,717	—	5,700,717
Mutual funds	4,882,164	—	—	4,882,164
Short-term investments	809,041	—	—	809,041

Total	$46,117,517	$6,150,742	$—	$52,268,259

Liabilities

Written options	$118,485	$—	$—	$118,485

See Portfolio of Investments for values by industry classification.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Company’s policy is to disclose transfers between levels at the reporting period end. For the six months ended June 30, 2016 there were no transfers between Levels.

The Company did not own any investments classified as Level 3 during the six month period ended June 30, 2016.

3.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations.

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts.

NOTES TO FINANCIAL STATEMENTS — Continued

Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Company does not write uncovered written options.

NOTES TO FINANCIAL STATEMENTS — Continued

At June 30, 2016 the Company has written covered calls as follows:

Common Stock	Expiration Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
Devon Energy Corporation	10/21/2016	$35.00	$24,568	4,500	$19,350
General Electric Company	9/16/2016	29.00	14,037	6,500	18,135
Marsh & McLennan Companies Inc.	7/15/2016	60.00	6,958	6,000	39,600
Walmart Stores Inc.	9/16/2016	67.50	23,871	6,900	41,400

			$69,434		$118,485

Transactions in written covered calls for the six months ended June 30, 2016 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at December 31, 2015	2,700	17,711
Covered Calls written during the period	23,900	69,434
Covered Calls exercised during the period	(2,700)	(17,711)

Outstanding at June 30, 2016	23,900	$69,434

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of June 30, 2016

Location on the Statement of Assets and Liabilities
Derivative Type	Liability Derivatives
Equity Contract	Covered Call Options Written, at Fair Value

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2016

Liability Derivatives Value
Total Value At June 30, 2016	Number of Shares in Equity Contracts
$118,485	23,900

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the effect of derivative instruments on the Company’s Statement of Operations for the six months ended June 30, 2016.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net realized gain from written options, Net change in unrealized (depreciation) on written options	$-	$(38,899)

For the six months ended June 30, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	120
Average notional value of contracts written	$585,875

4.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the year ended June 30, 2016 were:

	Historical Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and mutual funds	$12,304,987	$12,036,389	$11,471,786
U.S. Government & Agency Obligations	-	64,817	70,237
Municipal & Corporate Bonds	1,056,161	1,037,007	1,065,812

Total	$13,361,148	$13,138,213	$12,607,835

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the year ended June 30, 2016 the Company distributed common stock with fair value of $438,384 and cost of $6,790. The related gain of $431,594 has been disclosed in the Company’s Statement of Operations.

NOTES TO FINANCIAL STATEMENTS — Continued

5.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Distributions paid from Ordinary Income	$279,829	$1,526,620

6.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2016 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$29,843,490	$23,497,210	$1,072,441	$22,424,769

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of June 30, 2016, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal and state tax returns remain open for examination for the years ended December 31, 2012 through December 31, 2015.

NOTES TO FINANCIAL STATEMENTS — Continued

7.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $29,901.

8.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2016

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $64,350. The compensation of Officers of the Company, who are also employees of the Company, amounted to $143,500.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $61,358 for their services during the six months ended June 30, 2016. Advisory fees payable to Cooke & Bieler, L.P. at June 30, 2016 were $10,574.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $9,290 for their services during the six months ended June 30, 2016. Advisory fees payable to Schroder Investment Management North America Inc. at June 30, 2016 were $4,625.

9.	PRINCIPAL RISKS

In the normal course of business, the Company invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Company may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Company; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability, and currency and interest rate and price fluctuations. The extent of the Company’s exposure to market and issuer credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities.

The Company invests a portion of its assets in fixed-income securities. See the Portfolio of Investments for these securities. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

NOTES TO FINANCIAL STATEMENTS — Continued

GNMA and U.S. Government Bond invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Portfolio of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10.	RELEVANT ACCOUNTING PRONOUNCEMENTS

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, the Company’s management is evaluating the implications of these changes on the financial statements.

11.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2016
		2015	2014	2013	2012	2011
Investment Income	$15.69	$34.12	$36.07	$35.47	$34.94	$32.96
Expenses	12.59	23.16	20.41	17.69	17.73	17.33

Net Investment Income	3.10	10.96	15.66	17.78	17.21	15.63
Dividends from net investment income	(2.99)	(9.54)	(15.23)	(17.66)	(17.15)	(15.08)
Dividends from short term capital gains	(4.01)	(27.94)	(51.20)	(62.34)	(27.18)	(31.69)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	46.95	(67.84)	36.77	247.38	69.70	(4.99)

Net increase (decrease) in net assets value	43.05	(94.36)	(14.00)	185.16	42.58	(36.13)
Net assets value:
Beginning of year	1,265.29	1,359.65	1,373.65	1,188.49	1,145.91	1,182.04

End of year	$1,308.34	$1,265.29	$1,359.65	$1,373.65	$1,188.49	$1,145.91

Net Assets at end of period (in millions)	$52.2	$51.0	$58.6	$60.2	$52.2	$50.9
Annual ratio of expenses to average net assets	1.97%	1.68%	1.45%	1.34%	1.47%	1.44%
Annual ratio of net investment income to average net assets	0.48%	0.79%	1.11%	1.35%	1.43%	1.30%
Annual portfolio turnover rate	53.31%	43.13%	77.53%	82.67%	40.44%	39.08%
Annual Total Investment Return	7.91%	-4.18%	3.82%	22.31%	7.58%	0.90%
Number of shares outstanding at end of period in thousands	40	40	43	44	44	44

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2016

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance June 30, 2016
	Number of Shares
Abbott Laboratories	35,750	14,550
AerCap Holdings N.V.	53,000	17,000
Becton, Dickinson & Company	500	3,000
Brinker International, Inc.	6,500	6,500
Brown Advisory Somerset Emrg Mrkts	32,977	32,977
Cardinal Health Inc.	2,900	7,800
Chubb Limited	8,300	4,300
Donaldson Company Inc.	9,600	10,650
Eaton Corporation Plc	4,200	10,600
Graco Inc.	3,700	3,700
J P Morgan Chase Co.	15,800	9,800
Longleaf Partners International Fund	15,139	15,139
Parker Hannifin Corporation	1,600	5,600
Procter & Gamble Company	400	5,300
Progressive Corporation	20,100	20,100
Reliance Steel & Aluminum Co.	8,700	3,500
Rockwell Collins Inc	2,900	2,900
State Street Corporation	1,300	13,300
Touchstone Sands Cptl Emerg Mkts	1,163	30,661
Twenty First Century Fox Inc	51,500	19,500
United Parcel Service Class B	1,800	5,800
WCM Focused International Growth Fund	15,036	15,036
W.W. Grainger Inc.	6,800	1,800

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2016

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance June 30, 2016
	Number of Shares
3M Company	400	2,500
Abbott Laboratories	21,200	14,550
AerCap Holdings N.V.	36,000	17,000
Becton, Dickinson & Company	1,000	3,000
Carnival Corporation	2,000	9,200
Chubb Limited	4,000	4,300
Donaldson Company Inc.	17,200	10,650
Eaton Corporation Plc	2,200	10,600
Exxon Mobil Corporation	5,145	88,297
General Electric Company	11,000	11,100
Graco Inc.	3,700	3,700
Harbor International Funds	11,337	29,481
J P Morgan Chase Co.	6,000	9,800
Kohls Corporation	1,600	6,900
McDonalds Corporation	2,700	—
Parker Hannifin Corporation	1,600	5,600
Procter & Gamble Company	1,700	5,300
Progressive Corporation	20,100	20,100
Qualcomm Incorporated	2,200	1,800
Reliance Steel & Aluminum Co.	16,800	3,500
Renaissance RE Holdings LTD	500	6,200
Rovi Corporation	35,600	—
Schweitzer-Mauduit International Inc.	24,300	—
Twenty First Century Fox Inc	32,000	19,500
United Parcel Service Class B	1,800	5,800
W.W. Grainger Inc.	6,250	1,800

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2016

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance June 30, 2016
	Number of Units
Aetna Inc 3.2% 6/15/26	40,000	40,000
American International Group 3.9% 4/1/2026	75,000	75,000
Apple Inc. 2.5% 2/9/25	120,000	120,000
Bank of America Corp 3.5% 4/19/2026	140,000	140,000
Berkshire Hathaway 2.75% 3/15/2023	80,000	80,000
Illinois St Build 7.35% 7/1/2035	130,000	130,000
Montefiore Medical 2.895% 4/20/2032	50,000	50,000
New York City NY 2.86% 2/1/27	130,000	130,000
New York St Transprtn Dev Corp 3.673% 7/1/2030	125,000	125,000
Tobacco Settlement 6.375% 5/15/2030	30,000	30,000
Victor Valley CA Cmty Col Dist 2.878% 2/1/27	110,000	110,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2016

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance June 30, 2016
	Number of Units
U.S. Federal Home Loan Mtg 6% 7/1/2019	9,895	4,455
U.S. Federal Home Loan Mtg 6% 8/1/2019	18,962	113,771
U.S. Federal Home Loan Mtg 3.5% 9/1/2026	8,575	101,275
U.S. Federal National Mtg Assoc 3.5% 2/1/27	15,729	113,083
Government National Mortgage Assoc II 5.5% 1/20/2036	7,317	56,106
Government National Mortgage Association 5% 5/15/2039	2,765	20,567
Government National Mortgage Association 6% 4/15/2036	1,574	12,338
Alt Bldg Concepts 4.160% 12/20/32	1,063	68,597
Apache Corp 3.25% 4/15/2022	145,000	—
California Statewide 4.375% 1/1/2023	5,000	145,000
Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	5,000	25,000
Ensco Plc 4.5% 10/01/2024	95,000	90,000
General Electric Co. 5.25% 12/6/2017	125,000	—
Illinois St Build 5.563% 2/1/2021	135,000	—
JP Morgan Chase 3.15% 7/15/2016	140,000	—
Louisiana Hsg Fin Agy 4.75% 6/1/27	10,000	55,000
Massachusetts St. Hsg. 5.962% 6/1/2017	30,000	50,000
Minneapolis St Paul MN 2.755% 1/1/2020	150,000	—
Montana ST BRD HSG 5% 12/1/2027	5,000	55,000
New Mexico Mtg Fin Auth 5.35% 3/1/30	5,000	100,000
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	5,000	60,000
Wisconsin St Gen Rev 5.2% 5/1/2018	190,000	—

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 81	2017 35 years	President and Director of Mather & Co. (insurance brokers)	None

Herbert S. Riband, Jr. Director and Secretary-Treasurer Age: 79	2019 22 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Charles E. Mather IV Director Age: 56	2019 1 year	Managing Director and Head of Equity Capital Markets at BTIG. (Formerly Head of Private & Alternative Capital Group, Janney Montgomery Scott LLC)	Director of Tonix Pharmaceuticals Holding Corp.

Non-Interested Directors
Jonathan D. Scott Director Age: 63	2018 26 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Peter Bedell Director Age: 78	2019 11 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke. (Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

Henry F. Reichner Director Age: 55	2017 2 year	Attorney & Partner, Reed Smith LLP.	None

Brendan H. O’ Malley Director Age: 48	2018 1 year	Vice President of Information Technology, Aramark Corporation	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]

Charles E. Mather III and Herbert S. Riband, Jr. are classified as interested directors because they are executive officers of the Company. Charles E. Mather IV is classified as an interested director because of his family relationship with Charles E. Mather III.

OTHER INFORMATION RELATING TO THE ANNUAL

SHAREHOLDERS MEETING

Of 40,270 shares of common stock of the company outstanding and entitled to vote, a total of 35,571 were represented either in person or by proxy at the annual shareholders meeting held on April 20, 2016.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent six-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 20, 2016, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15(c) of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that the agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that the agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

ITEM 2. CODE OF ETHICS.

Not required for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES .

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report;

(ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Registrant’s code of ethics is not required for semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 29, 2016

By	/s/ Robert A. McLaughlin
Robert A. McLaughlin
Treasurer
Date: August 29, 2016